SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Management fees	$ 2,418,984	$ 675,001
Due diligence BCL		131,600
Corporate and administration expenses	102,884	108,193
Share base payment	4,623,089	1,019,932
Total	$ 7,144,957	$ 1,934,726